25. Company Details	12 Months Ended
Jun. 30, 2018
Company Details
Company Details

The registered office of the company is: Mission NewEnergy Limited, Unit B9, 431 Roberts Road, Subiaco, WA 6008, Australia.

The principal places of business are:

Australia	Mission NewEnergy Limited Head Office Unit B9, 431 Roberts Rd, Subiaco, Western Australia, 6008, Australia.
Malaysia	Mission Biofuels Sdn Bhd M2 Capital Sdn Bhd No 5E Nadayu 28 Dagang Jalan PJS 11/7 Bandar Sunway 47500 Subang Jaya Selangor, Malaysia